Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes and income of investments accounted for under the equity method	$ 4,092,012	$ 2,263,373	$ 3,272,186
Deferred tax liabilities, net	2,993,288	2,506,870
Deferred tax assets	172,877	261,004
Deferred tax liabilities	3,166,165	2,767,874
Increase (decrease) in valuation allowance	(8,448)	(14,856)	(49,149)
Operating loss carryforward, used during period	10,000	6,000
Unrecognized tax benefits	$ 135	$ 120	$ 16,740	$ 31,838
Local statutory tax rate	12.50%	12.50%	12.50%
Change in Circumstances/Judgment
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance, deferred tax asset, increase (decrease)		$ 26,000
Ireland
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes and income of investments accounted for under the equity method	$ 3,900,000	2,100,000	$ 3,200,000
Deferred tax liabilities, net	$ 3,064,077	2,599,660
Local statutory tax rate	12.50%
Valuation allowance, recognized	$ 6,000
Tax credit carryforward, amount	18,000
Ireland | No expiration date
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	11,300,000
Foreign jurisdictions:
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes and income of investments accounted for under the equity method	200,000	$ 200,000	$ 100,000
Foreign jurisdictions: | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	483,000
Foreign jurisdictions: | No expiration date | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	323,000
Foreign jurisdictions: | Expires Between 2028 and 2038 | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	160,000
Foreign jurisdictions: | Subject To Annual Limitation | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	52,000
State and Local Jurisdiction | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	94,000
State and Local Jurisdiction | No expiration date | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	47,000
State and Local Jurisdiction | Expires Between 2026 and 2055 | Internal Revenue Service (IRS)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 47,000